Data Compare
Run Date - 7/11/2017 11:09:32 AM
AMC Loan ID	Customer Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment	Loan Data 1
201972556		Note Date			Verified the note date is correct per the note.	RANDOM
201972645		Contract Sales Price			Confirmed by documentation at time of origination	RANDOM
202036203		Interest Only Period	120	84	Confirmed by Note	Random 6-30-2017